ALLOWANCE FOR DEDUCTIONS FROM REVENUES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of other provisions [line items]
Balance at Beginning of period	$ 6,304	$ 9,288
Increases		4,178
Decreases (utilized)	(593)	(3,097)
Adjustments	(89)	172
Balance at end of period	5,622	10,541
Rebates and patient discount programs
Disclosure of other provisions [line items]
Balance at Beginning of period	5,547	7,863
Increases		4,085
Decreases (utilized)	(511)	(2,490)
Adjustments	(25)	13
Balance at end of period	5,011	9,471
Product returns
Disclosure of other provisions [line items]
Balance at Beginning of period	757	1,425
Increases		93
Decreases (utilized)	(82)	(607)
Adjustments	(64)	159
Balance at end of period	$ 611	$ 1,070